Note 34 - Related Party Transactions (Tables)	12 Months Ended
Dec. 31, 2025
Statement Line Items [Line Items]
Schedule of interest from related parties [text block]
	Year ended December 31,
	2025	2024	2023
Interest expense	$-	$113,549	$253,469

Schedule of management compensation [text block]
	Year ended December 31,
	2025	2024	2023
Salaries and other short-term employee benefits	$3,049,330	$2,088,394	$2,282,050
Post-employment benefits	56,855	40,875	3,283
Share-based compensation expenses	2,772,904	201,908	762,014
	$5,879,089	$2,331,177	$3,047,347